Schedule of current and non-current prepayments and other assets (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Current
Advance to vendors (net of allowance)		₨ 439,986	₨ 706,317
Advance to joint venture (refer to note 42)		53,700	34,200
Balance with statutory authorities		50,931	43,626
Prepaid expenses		70,347	64,266
Due from employees		1,429	3,541
Total	$ 8,428	616,393	851,950
Non-current
Prepaid expenses		4,080	1,216
Defined benefit plan asset (refer to Note 34)		126	1,898
Total	$ 58	₨ 4,206	₨ 3,114